Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term investments
Schedule of short-term Investments

	As of December 31,
	2024	2025
	RMB	RMB	US$
Debt securities:
Wealth management products, government bonds, or products issued by banks or security/trust companies	178,821,757	117,501,734	16,802,524
Equity securities:
Marketable equity securities	939,725,698	761,723,058	108,924,949
Short-term investments	1,118,547,455	879,224,792	125,727,473